PEAR TREE FUNDS

June 2, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

RE:           Pear Tree Funds
Securities Act File No. 333-102055/Investment Company Act File No. 811-03790

Ladies and Gentlemen:

On behalf of Pear Tree Funds (the “Registrant”), transmitted herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A relating to the registration of beneficial interests of certain series of the Registrant under the Securities Act, and Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A relating to the registration of the Registrant as an investment company under the Investment Company Act of 1940, as amended (collectively, the “Amendment”).

The Amendment is being filed for the purpose of amending and updating the Registrant’s Prospectus and Statement of Additional Information for the five current series of the Registrant: Pear Tree Emerging Markets Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Small Cap Value Fund, Pear Tree Quality Fund (formerly Quant Long/Short Fund and Quant Quality Fund), and Pear Tree Columbia Small Cap Fund.

Please note that this Amendment does not supersede the amendment filed May 17, 2011 relating to the registration of a new series of the Registrant, Pear Tree Columbia Micro Cap Fund, and beneficial interests of such series.  Please also note that this is an exact duplicate of Post-Effective Amendment No. 46 (ascension number: 0000722885-11-000058). This filing is being made to correct a filing error made by the Edgar software used to make the filing on June 1, 2011.

On or about August 1, 2011, the Trust expects to file an amendment pursuant to Rule 485(b) under the Securities Act to incorporate additional financial data, add certain exhibits and make other nonmaterial changes as necessary.  Please contact the undersigned at (781) 676-5967 with any questions or comments.

Sincerely,

/s/ Kelly J. Lavari
Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA  01773  •  800-326-2151  •  fax 781-259-1166  •  www.quantfunds.com
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